SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Property, Plant, and Equipment [Line Items]
Fixed assets gross	$ 723,611	$ 749,514
Less: Accumulated depreciation	(540,426)	(491,186)
Fixed assets, net of accumulated depreciation	183,185	258,328
Automobiles [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	74,237	74,237
Demo Devices [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	265,421	302,186
Tools, Dies and Molds [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	107,020	107,020
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	17,246	8,825
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	157,448	157,448
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	15,312	15,312
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	21,225	21,225
Warehouse Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	38,746	36,305
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets gross	$ 26,956	$ 26,956